Share Based Compensation - Schedule of Share-Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	¥ 274	¥ 603
Employee stock options [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	43	221
Restricted share units grants [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	¥ 231	¥ 382